RESERVES	12 Months Ended
Dec. 31, 2018
RESERVES
RESERVES

18.    RESERVES

The amounts of the Group’s reserves and the movements therein for the current and prior years are presented in the consolidated statement of changes in equity of the financial statements.

(a)

As disclosed in note 38(l) , note 38(m), note 38(n) and note 38(o), the acquisitions of the carbon business of Shandong Aluminum Co., Ltd. ("Shandong Aluminum") (山東鋁業有限公司), the carbon business of Pingguo Aluminum Co., Ltd. ("Pingguo Aluminum") (平果鋁業有限公司), a 77.65% equity interest of Red Cliff Carbon Co., Ltd. ("Red Cliff Carbon") (赤壁長城碳素有限公司) and a 51% equity interest of Harbin Bingdong Light Logistics Co., Ltd. ("East Light Logistics") (哈爾滨東輕龍華物流有限公司) were considered to be business combinations under common control, which resulted in the decrease of share premium amounting to RMB444 million in total.

(b)

On January 31, 2018, the Company and eight investors, including Huarong Ruitong Equity Investment Management Co., Ltd. (華融瑞通股權投資管理有限公司), China Life Insurance Co., Ltd. (中國人壽保險股份有限公司), Shenzhen Zhao Ping Aluminum Investment Center (limited partnership) (深圳市招平中鋁投資有限有限合夥)), China Pacific Life Insurance Co., Ltd. (中國太平洋人壽保險股份有限公司), China Cinda Asset Management Co., Ltd. (中國信達資產管理股份有限公司), BOC Financial Asset Investment Co, Ltd. (中銀金融資產投資有限公司), ICBC Financial Asset Investment Co., Ltd. (工銀金融資產投資有限公司) and ABC Financial Asset Investment Co., Ltd. (農銀金融資產投資有限公司) (collectively called “Transferors“) entered into the equity acquisition agreements, pursuant to which, the Company agreed to acquire and the Transferors agreed to sell their non-controlling equity interests in Chalco Shandong, Zhongzhou Aluminum, Baotou Aluminum and Chalco Mining (collectively called the “Target Companies”), at a consideration of approximately 2.1 billion shares, which was determined at the fair value of the non-controlling interests in the Target Companies of approximately RMB12.7 billion. Upon signing the equity acquisition agreements, together with the investment agreements and debt to equity swap agreements signed in 2017, the Transferors effectively surrendered their non-controlling interests in the Target Companies, which included the rights to profit or loss, voting rights and other shareholder rights of the Target Companies to the Group. Consequently the carrying values of the Transferors’ non-controlling interests in the Target Companies of RMB10.7 billion were derecognized, and were transferred to the capital reserve of the Group.

On February 25, 2019, the Company has completed the issuance of ordinary shares to these Transferors, and the total number of shares issued was 2,118,874,715.